INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS AND GOODWILL
Schedule of intangible assets

	December 31, 2018
	Gross	Accumulated
	Assets	Amortization	Net	Amortization Life and Method
	(In millions)
Finite Lived Assets
Customer contracts and lists	$339.5	$(244.4)	$95.1	3-7 years—straight line
Premium on purchased credit card portfolios	286.0	(172.9)	113.1	3-13 years—straight line
Collector database	51.3	(49.9)	1.4	5 years—straight line
Tradenames	32.5	(25.9)	6.6	8-15 years—straight line
	$709.3	$(493.1)	$216.2
Indefinite Lived Assets
Tradename	1.2	—	1.2	Indefinite life
Total intangible assets	$710.5	$(493.1)	$217.4

	December 31, 2017
	Gross	Accumulated
	Assets	Amortization	Net	Amortization Life and Method
	(In millions)
Finite Lived Assets
Customer contracts and lists	$355.1	$(204.5)	$150.6	3-7 years—straight line
Premium on purchased credit card portfolios	321.6	(147.8)	173.8	3-13 years—straight line
Collector database	55.6	(53.5)	2.1	5 years—straight line
Tradenames	34.1	(25.9)	8.2	8-15 years—straight line
	$766.4	$(431.7)	$334.7
Indefinite Lived Assets
Tradename	1.2	—	1.2	Indefinite life
Total intangible assets	$767.6	$(431.7)	$335.9

Schedule of estimated amortization expense related to intangible assets

For the Years Ending
December 31,
(In millions)
2019	$91.6
2020	74.0
2021	14.1
2022	11.9
2023	10.3
Thereafter	14.3

Schedule of changes in carrying amount of goodwill

	LoyaltyOne	Card Services	Corporate/ Other	Total
	(In millions)
Balance at January 1, 2017	$653.3	$261.7	$—	$915.0
Effects of foreign currency translation	77.8	—	—	77.8
Balance at December 31, 2017	$731.1	$261.7	$—	$992.8
Effects of foreign currency translation	(38.0)	—	—	(38.0)
Balance at December 31, 2018	$693.1	$261.7	$—	$954.8